ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted average number of units (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	82,874,653	82,874,653
Series 20
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,828,200	3,828,200
Series 21
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,879,500	1,879,500
Series 22
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,550,145	2,550,145
Series 23
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,303,327	3,303,327
Series 24
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,150,053	2,150,053
Series 25
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,016,809	3,016,809
Series 26
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,926,374	3,926,374
Series 27
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,431,350	2,431,350
Series 28
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,979,139	3,979,139
Series 29
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,911,725	3,911,725
Series 30
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,621,200	2,621,200
Series 31
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,375,757	4,375,757
Series 32
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,706,298	4,706,298
Series 33
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,605,833	2,605,833
Series 34
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,474,319	3,474,319
Series 35
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,277,913	3,277,913
Series 36
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,083,704	2,083,704
Series 37
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,489,100	2,489,100
Series 38
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,536,200	2,536,200
Series 39
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,288,351	2,288,351
Series 40
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,611,356	2,611,356
Series 41
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,865,176	2,865,176
Series 42
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,706,362	2,706,362
Series 43
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,617,987	3,617,987
Series 44
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,682,873	2,682,873
Series 45
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,989,967	3,989,967
Series 46
Weighted Average Number of Units Outstanding
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,965,635	2,965,635